RESERVES - MOVEMENTS OF SPECIAL RESERVE - SAFETY PRODUCTION FUND (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	¥ 2,825,593
End of the year	3,109,516	$ 477,924		¥ 2,825,593
Other reserves [member]
Disclosure of movements of special reserves - safety production fund [line items]
Beginning of the year	0			0
Appropriation for retained earnings	227,250			204,792	¥ 192,860
Utilisation	(227,250)			(204,792)	(192,860)
End of the year	¥ 0			¥ 0	¥ 0

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.